Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2017 TWD ($) $ / $ $ / JPY $ / CNY	Dec. 31, 2017 USD ($) $ / $ $ / JPY $ / CNY	Dec. 31, 2017 JPY (¥) $ / $ $ / JPY $ / CNY	Dec. 31, 2017 CNY (¥) $ / $ $ / JPY $ / CNY	Dec. 29, 2017 $ / $	Dec. 31, 2016 TWD ($) $ / $ $ / JPY	Dec. 31, 2016 USD ($) $ / $ $ / JPY	Dec. 31, 2016 JPY (¥) $ / $ $ / JPY
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate					29.64
Assets denominated in foreign currencies	$ 12,225,182	$ 412,456				$ 11,872,581
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	29.7600	29.7600	29.7600	29.7600		32.2500	32.2500	32.2500
Assets denominated in foreign currencies	$ 6,192,044	$ 208,066				$ 5,746,982	$ 178,201
Liabilities denominated in foreign currencies	$ 477,231	$ 16,036				$ 251,615	$ 7,802
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / JPY	0.2642	0.2642	0.2642	0.2642		0.2756	0.2756	0.2756
Assets denominated in foreign currencies	$ 210,899		¥ 798,254			$ 142,517		¥ 517,114
Liabilities denominated in foreign currencies	$ 283,072		¥ 1,071,432			$ 151,706		¥ 550,456
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / CNY	4.5650	4.5650	4.5650	4.5650
Assets denominated in foreign currencies	$ 764,564			¥ 167,484